UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 11, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		$ 290,164,000

















List of Other Included Managers:			None
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
      FORM 13F INFORMATION TABLE



            Column 1              Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                           VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                          Common       018522300        9,184  344,100sh         sole                334,400
AMERIS BANCORP                  Common       03076K108        5,2171,107,731sh         sole              1,070,363
AMETEK INC                      Common       031100100       11,896  380,433sh         sole                370,957
ASTORIA FINANCIAL CORP          Common       046265104        7,743  842,556sh         sole                817,397
BENJAMIN FRANKLIN BANCORP INC.  Common       082073107          132   15,000sh         sole                 15,000
CAMBRIDGE BANCORP               Common       132152109          586   25,782sh         sole                 25,782
COLONY BANKCORP INC.            Common       19623P101        2,870  449,187sh         sole                429,236
COMMUNITY CAPITAL CORP.         Common       20363C102           41    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORATION Common       20365L100           96   23,936sh         sole                 23,936
DANVERS BANCORP INC.            Common       236442109          276   20,000sh         sole                 20,000
FPL GROUP INC.                  Common       302571104       12,868  253,653sh         sole                247,240
GENERAL DYNAMICS CORP.          Common       369550108        8,431  202,720sh         sole                197,338
HEALTH NET INC COM              Common       42222G108       13,018  899,000sh         sole                883,600
INTERNATIONAL BANCSHARES CORP   Common       459044103        5,970  765,350sh         sole                751,422
MAC-GRAY CORP                   Common       554153106        7,6701,447,258sh         sole              1,395,656
MARATHON OIL CORP               Common       565849106       10,733  408,258sh         sole                394,296
NEW ENGLAND BANCSHARES, INC.    Common       643863202           89   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.           Common       666762109          335   33,957sh         sole                 33,957
PEOPLES BANCORP INC             Common       709789101          284   21,850sh         sole                 21,850
PRAXAIR INC.                    Common       74005P104       14,453  214,788sh         sole                209,560
SOUND FINANCIAL INC             Common       83607Y108          122   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.          Common       844767103       11,3831,213,536sh         sole              1,185,177
STEWART INFORMATION SERVICES    Common       860372101       11,820  606,139sh         sole                586,660
THE CHUBB CORPORATION           Common       171232101       12,241  289,250sh         sole                281,400
TORO CO                         Common       891092108        9,998  413,477sh         sole                401,265
UNITEDHEALTH GROUP INC          Common       91324P102       10,671  509,831sh         sole                500,377
VERIZON COMMUNICATIONS          Common       92343V104       12,087  400,232sh         sole                391,224
WEBSTER FINANCIAL CORP - CT     Common       947890109        3,314  779,748sh         sole                759,687
WELLPOINT INC (NEW)             Common       94973V107       12,236  322,253sh         sole                308,964
WESCO INTERNATIONAL INC         Common       95082P105        9,593  529,411sh         sole                513,199
144A KRBL LIMITED DERIVATIVE    Derivative   46632N702          429  431,300sh         sole                431,300
144A LIC HOUSING FINANCE DERIVATDerivative   US46627U737        455  102,900sh         sole                102,900
144A NIIT TECHNOLOGIES DERIVATIVDerivative   46627U125          440  423,000sh         sole                423,000
144A SOUTH INDIAN BANK LIMITED DDerivative   US46632N124        430  425,600sh         sole                425,600
144A USHA MARTIN LTD            Derivative   US46632N140        514  952,100sh         sole                952,100
AUTOLIV INC.                    ADR          052800109       19,8351,068,103sh         sole                916,310
BANCO SANTANDER SA - SPON ADR   Spsrd ADR    05964H105        4,518  654,782sh         sole                636,088
BHP BILLITON LTD - SPON ADR (AU)Spsrd ADR    088606108        8,712  195,345sh         sole                181,763
BHP BILLITON PLC - ADR (UK)     ADR          05545E209       16,523  417,778sh         sole                255,428
METHANEX CORPORATION (US SHARES)ADR          59151K108          161   20,600sh         sole                  9,450
SAMSUNG ELECTRONICS COMMON-GDR  GDR          796050888       10,719   52,208sh         sole                 23,371
SAMSUNG ELECTRONICS PFD N/V-GDR GDR          796050201           57      500sh         sole                    500
SK TELECOM CO LTD ADR           ADR          78440P108        8,187  529,912sh         sole                198,035
ISHARES MSCI EAFE INDEX FUND    Exchange Fund464287465       12,942  344,300sh         sole                      0
ISHARES MSCI EAFE SMALL CAP     Exchange Fund464288273          441   19,500sh         sole                 19,500
SPDR S&P INTL SMALL CAP         Exchange Fund78463X871          444   27,600sh         sole                 27,600

























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